Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Key Management Personnel Compensation

(a) Key management personnel compensation

	30 June	30 June	30 June
	2026	2025	2024
	$	$	$
Short-term employee benefits	3,705,176	3,828,342	4,009,786
Post-employment benefits	124,588	119,513	126,649
Long-term benefits	-	46,367	125,865
Share-based payments	1,672,315	1,491,477	2,503,894
Total	5,502,079	5,485,699	6,766,194

Schedule of Transactions with Key Management Personnel

The following transactions occurred with key management personnel:

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Other transactions
Forfeiture payments expense to key management personnel	-	46,367	125,865
Payments to director related entities	171,176	415,909	605,390
Total	171,176	462,276	731,255